U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Kemper State Tax-Free Income Series
    120 S. LaSalle Street, Chicago Illinois 60603

2. Name of each series or class of funds for which this notice is filed: Kemper California Tax-Free Income Fund

3.  Investment Company Act File Number: 811-3657
    Securities Act File Number: 2-81549

4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
13,733,021

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 17,134,510
Aggregate Sale Price: $127,247,717

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 17,134,510
Aggregate Sale Price: $127,247,717

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0


U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$127,134,510
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$169,260,016
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$0.00
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$0.00

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: October 17, 1996

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Kemper State Tax-Free Income Series
    120 S. LaSalle Street, Chicago Illinois 60603

2. Name of each series or class of funds for which this notice is filed: Kemper Florida Tax-Free Income Fund

3.  Investment Company Act File Number: 811-3657
    Securities Act File Number: 2-81549

4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
1,047,468

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 1,645,954
Aggregate Sale Price: $17,200,547

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 1,645,954
Aggregate Sale Price: $17,200,547

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0


U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$17,200,547
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$25,655,284
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$0.00
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$0.00

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: October 17, 1996

* Please print the name and title of the signing officer below the signature.

             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Kemper State Tax-Free Income Series
    120 S. LaSalle Street, Chicago Illinois 60603

2. Name of each series or class of funds for which this notice is filed: Kemper Michigan Tax-Free Income Fund

3.  Investment Company Act File Number: 811-3657
    Securities Act File Number: 2-81549

4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
0

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 175,093
Aggregate Sale Price: $1,758,984

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 175,093
Aggregate Sale Price: $1,758,984

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0


U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$1,758,984
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$1,589,804
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$169,180
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$51.26

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: October 16, 1996


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: October 17, 1996

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Kemper State Tax-Free Income Series
    120 S. LaSalle Street, Chicago Illinois 60603

2. Name of each series or class of funds for which this notice is filed: Kemper New Jersey Tax-Free Income Fund

3.  Investment Company Act File Number: 811-3657
    Securities Act File Number: 2-81549

4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
0

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 215,060
Aggregate Sale Price: $2,161,053

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 215,060
Aggregate Sale Price: $2,161,053

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0


U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$2,161,053
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$2,504,817
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$0.00
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$0.00

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: October 17, 1996

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Kemper State Tax-Free Income Series
    120 S. LaSalle Street, Chicago Illinois 60603

2. Name of each series or class of funds for which this notice is filed: Kemper New York Tax-Free Income Fund

3.  Investment Company Act File Number: 811-3657
    Securities Act File Number: 2-81549

4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
2,347,344

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 2,906,066
Aggregate Sale Price: $31,632,373

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 2,906,066
Aggregate Sale Price: $31,632,373

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0


U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$31,632,373
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$44,852,948
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$0.00
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$0.00

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: October 17, 1996

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Kemper State Tax-Free Income Series
    120 S. LaSalle Street, Chicago Illinois 60603

2. Name of each series or class of funds for which this notice is filed: Kemper Ohio Tax-Free Income Fund

3.  Investment Company Act File Number: 811-3657
    Securities Act File Number: 2-81549

4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
0

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 1,065,500
Aggregate Sale Price: $10,627,007

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 1,065,500
Aggregate Sale Price: $10,627,007

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0


U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$10,627,007
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$5,331,659
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$5,295,348
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$1,604.65

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: October 16, 1996


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: October 17, 1996

* Please print the name and title of the signing officer below the signature.

             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Kemper State Tax-Free Income Series
    120 S. LaSalle Street, Chicago Illinois 60603

2. Name of each series or class of funds for which this notice is filed: Kemper Pennsylvania Tax-Free Income Fund

3.  Investment Company Act File Number: 811-3657
    Securities Act File Number: 2-81549

4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
0

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 315,733
Aggregate Sale Price: $3,201,424

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 315,733
Aggregate Sale Price: $3,201,424

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0


U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$3,201,424
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$844,037
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$2,357,387
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$714.35

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: October 16, 1996


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: October 17, 1996

* Please print the name and title of the signing officer below the signature.
             U.S. Securities and Exchange Commission
                     Washington, D.C. 20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:
    Kemper State Tax-Free Income Series
    120 S. LaSalle Street, Chicago Illinois 60603

2. Name of each series or class of funds for which this notice is filed: Kemper Texas Tax-Free Income Fund

3.  Investment Company Act File Number: 811-3657
    Securities Act File Number: 2-81549

4.  Last day of fiscal year for which this notice is filed:
    August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6): N/A

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
98,841

9. Number and aggregate sale price of securities sold during the fiscal year:
Number: 167,566
Aggregate Sale Price: $1,748,864

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Number: 167,566
Aggregate Sale Price: $1,748,864

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
Number: 0
Aggregate Sale Price: $0


U.S. Securities and Exchange Commission, Rule 24f-2 Notice p.2

12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$1,748,864
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+$0
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-$2,986,278
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+$0
(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
$0.00
(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x1/33rd of 1%
(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
$0.00

Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).  [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Philip J. Collora, Vice President and
                            Secretary
                            -------------------------------------
                            Philip J. Collora, Vice President and
                            Secretary
Date: October 17, 1996

* Please print the name and title of the signing officer below the signature.